Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating Activities:
Profit before tax	¥ 318,188	¥ 870,972
Adjustments for:
(Gains) losses on financial assets at fair value through profit or loss and investment securities	34,833	(58,174)
Foreign exchange gains	(2,286)	(1,170,432)
Provision for loan losses	114,194	129,983
Depreciation and amortization	166,616	166,526
Share of post-tax profit of associates and joint ventures	(47,454)	(55,286)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	(21,450)	1,137,962
Net (increase) decrease of call loans and bills bought	973,729	(278,393)
Net increase of reverse repurchase agreements and cash collateral on securities borrowed	(5,384,745)	(1,922,238)
Net (increase) decrease of loans and advances	2,633,881	(3,661,329)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	(873,356)	463,896
Net increase (decrease) of deposits	(3,255,313)	4,097,851
Net increase (decrease) of call money and bills sold	1,073,503	(426,526)
Net increase of repurchase agreements and cash collateral on securities lent	1,632,445	5,492,415
Net increase of other unsubordinated borrowings and debt securities in issue	180,100	1,352,249
Income taxes paid—net	(278,311)	(78,584)
Other operating activities—net	950,378	(1,488,690)
Net cash and cash equivalents provided by (used in) operating activities	(1,785,048)	4,572,202
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(23,896,123)	(17,447,417)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	10,974,659	4,351,295
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	11,321,558	8,997,999
Acquisitions of subsidiaries and businesses, net of cash and cash equivalents acquired		(7)
Investments in associates and joint ventures	(10,842)	(126,574)
Proceeds from sales of investments in associates and joint ventures	1,065	138
Purchases of property, plant and equipment	(36,144)	(41,181)
Purchases of intangible assets	(117,030)	(111,371)
Proceeds from sales of property, plant and equipment	2,461	3,503
Net cash and cash equivalents used in investing activities	(1,760,396)	(4,373,615)
Financing Activities:
Redemption of subordinated borrowings	(10,000)	(10,000)
Proceeds from issuance of subordinated bonds	252,667	141,033
Redemption of subordinated bonds	(367,365)
Payments for the principal portion of lease liabilities	(47,659)	(46,198)
Proceeds from issuance of other equity instruments	222,895	360,806
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(177,364)	(167,956)
Dividends paid to non-controlling interest shareholders	(5,982)	(3,307)
Coupons paid to other equity instruments holders	(13,154)	(5,769)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(101,431)	(61,182)
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	(2,587)	87
Transactions with non-controlling interest shareholders—net		(100)
Net cash and cash equivalents provided by (used in) financing activities	(249,980)	207,414
Effect of exchange rate changes on cash and cash equivalents	(226,137)	1,406,060
Net increase (decrease) of cash and cash equivalents	(4,021,561)	1,812,061
Cash and cash equivalents at beginning of period	77,437,806	75,344,235
Cash and cash equivalents at end of period	73,416,245	77,156,296
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	3,505,605	2,795,638
Interest paid	¥ 2,207,334	¥ 1,778,547